Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
8.	GOODWILL

Goodwill allocated to reportable segments as of December 31, 2022 and 2021 and changes in the carrying amount of goodwill during the years ended December 31, 2022 and 2021 are as follows:

	ADG	AMS	MDG	Total
December 31, 2020	91	2	237	330
Measurement period adjustment	—	—	1	1
Foreign currency translation	(8)	—	(10)	(18)
December 31, 2021	83	2	228	313
Measurement period adjustment	—	—	—	—
Foreign currency translation	(9)	—	(7)	(16)
December 31, 2022	74	2	221	297

In 2022, 2021 and 2020, no impairment loss was recorded by the Company.